Revenue - Schedule of Disaggregation of Revenue by Geography (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Total revenue	$ 199,299	$ 151,704
Production Services [Member]
Total revenue	133,190	92,113
Drilling and Evaluation Services [Member]
Total revenue	$ 66,109	$ 59,591